Dividend and Income Fund, Inc.
11 Hanover Square
New York, NY 10005

February 10, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Preliminary Proxy Statement for Dividend and Income Fund, Inc. (File No. 811-08747)

Dear Sir or Madam:

On behalf of Dividend and Income Fund, Inc. (the “Fund”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement to be used in connection with the annual meeting of the shareholders of the Fund.

If you have any questions or comments regarding the foregoing, please contact Fatima Sulaiman of K&L Gates LLP, legal counsel to the Fund, at 202-778-9082 .  Thank you.

Sincerely,

/s/ Thomas B. Winmill
President

Enclosure

cc:	John F. Ramirez, Esq.
Thomas O’Malley
Dividend and Income Fund, Inc.